Fair Value Measurements - Changes in the earn-out, Level 3 (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning of the period	$ 11,100	$ 7,075	$ 7,075	$ 5,900	$ 0
Earn-out liability					5,900
Business combinations				4,115
Contingent purchase price payment	(4,115)	0	(2,371)	(2,470)	0
Revaluations included in earnings			6,396	(470)
Balance at the end of the period			11,100	7,075	$ 5,900
Recurring | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning of the period	11,100	7,075	7,075
Revaluations included in earnings	380	0
Balance at the end of the period	$ 3,480	$ 7,075	$ 11,100	$ 7,075